CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (FY) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Series A Non-Voting Convertible Preferred Stock
Beginning Balance, Shares at Dec. 31, 2022		36,257,493
Beginning Balance at Dec. 31, 2022	$ 146,969	$ 36	$ 361,915	$ (763)	$ (214,219)
Issuance of preferred stock in connection with the Acquisition, net of issuance costs						$ 32,545
Issuance of preferred stock in connection with the Acquisition, net of issuance costs, Shares						4,153,439
Conversion of preferred stock to common stock						$ (31,886)
Conversion of preferred stock to common stock, Shares						(4,153,439)
Conversion of preferred stock to common stock	31,887	$ 4	31,883
Conversion of preferred stock to common stock, Shares		4,153,439
Issuance of common stock in connection with the Acquisition, net of issuance costs	14,111	$ 2	14,109
Issuance of common stock in connection with the Acquisition, net of issuance costs, Shares		1,800,652
Temporary equity, cash consideration paid to settle Pionyr restricted stock units, stock options, and unaccredited stockholders						$ (659)
Cash consideration paid to settle Pionyr restricted stock units, stock options, and unaccredited stockholders	(285)		(285)
Issuance of common stock for underwritten registered offering, net of offering costs	37,421	$ 6	37,415
Issuance of common stock for underwritten registered offering, net of offering costs, Shares		6,110,000
Repurchase of common stock	(663)		(663)
Repurchase of common stock, Shares		(97,500)
Exercise of stock options	136		136
Exercise of stock options, Shares		34,027
Stock-based compensation	7,632		7,632
Other comprehensive income	715			715
Net loss	(68,166)				(68,166)
Ending Balance, Shares at Dec. 31, 2023		48,258,111
Ending Balance at Dec. 31, 2023	$ 169,757	$ 48	452,142	(48)	(282,385)
Exercise of stock options, Shares	0
Stock-based compensation	$ 2,001		2,001
Other comprehensive income	(265)			(265)
Net loss	(16,146)				(16,146)
Ending Balance, Shares at Mar. 31, 2024		48,258,111
Ending Balance at Mar. 31, 2024	155,347	$ 48	454,143	(313)	(298,531)
Beginning Balance, Shares at Dec. 31, 2023		48,258,111
Beginning Balance at Dec. 31, 2023	$ 169,757	$ 48	452,142	(48)	(282,385)
Exercise of stock options, Shares	0
Stock-based compensation	$ 5,295		5,295
Other comprehensive income	116			116
Net loss	(49,234)				(49,234)
Ending Balance, Shares at Dec. 31, 2024		48,258,111
Ending Balance at Dec. 31, 2024	$ 125,934	$ 48	457,437	68	(331,619)
Exercise of stock options, Shares	0
Stock-based compensation	$ 904		904
Other comprehensive income	31			31
Net loss	(8,619)				(8,619)
Ending Balance, Shares at Mar. 31, 2025		48,258,111
Ending Balance at Mar. 31, 2025	$ 118,250	$ 48	$ 458,341	$ 99	$ (340,238)